Long-term Debt - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Interest on financing agreements	$ 33,818	$ 41,034
Less: Interest capitalized	0	(629)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	(492)	0
Amortization of debt issuance costs	3,663	2,575
Other bank and finance charges	1,392	846
Interest and finance costs	$ 38,381	$ 43,826